Shareholders' Equity (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - $ / shares	1 Months Ended			7 Months Ended
	Sep. 17, 2020	Aug. 31, 2020	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 08, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued				8,824,344	8,824,344	9,158,454	6,250,000
Stock split description			In July 2020, the Company performed a 1.23 share split resulting in the Sponsor holding an aggregate of 7,687,500 Founder Shares.
Aggregare founder shares			7,687,500
Shares forfeiture	937,500			937,500
Shares issued and outstanding				31,750,000	31,750,000
Shares subject to possible redemption				22,925,656
Business combination expire term				5 years
Option purchase		40,000		40,000
Exercise price (in Dollars per share)		$ 10.00		$ 10.00	$ 10.00
Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued			7,687,500
Shares forfeiture			937,500
Shares issued and outstanding			7,687,500	6,750,000	6,750,000	6,750,000
Public Shares [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued and outstanding				25,000,000	25,000,000	25,000,000
Ordinary Shares
Shareholders' Equity (Details) [Line Items]
Stock split description			In July 2020, the Company performed a 1.23 share split resulting in the Sponsor holding an aggregate of 7,687,500 Founder Shares.
Shares issued					25,000,000